Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
Perkins Discovery Fund (Investor Class Shares)
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 12,133	$ 14,800	$ 20,894	$ 14,380	$ 38,706	$ 25,211	$ 22,181	$ 22,281	$ 21,584	$ 24,589
S&P 500 Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	11,471	12,821	13,761	12,548	19,288	21,995	19,951	25,510	27,245	31,696
Dow Jones U.S. Micro-Cap Total Stock Market Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 12,596	$ 14,125	$ 13,963	$ 10,177	$ 22,101	$ 17,430	$ 13,389	$ 14,893	$ 14,041	$ 18,384